Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of remuneration of directors and key management
	December 31,	December 31,	December 31,
	2021	2020	2019
Salaries and benefits	$673,464	$202,442	$192,423

Schedule of remuneration paid to related parties
	December 31,	December 31,	December 31,
	2021	2020	2019
Salaries and benefits	$926	$33,078	$3,500